EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Warrant
EQUITY
Warrants Outstanding, Exercise Price	$ 194.29	$ 194.29	$ 194.29
Warrants Outstanding	141,800	141,800	141,800
Weighted Average Remaining Contractual Life (Years)	2 years 5 months 4 days
Warrants Exercisable	141,800
Warrants Exercisable, Weighted Average Exercise Price	$ 194.29
Warrants, exercise price at 125.00
EQUITY
Warrants Outstanding, Exercise Price		$ 125.00
Warrants Outstanding	10,800
Weighted Average Remaining Contractual Life (Years)	3 months
Warrants Exercisable	10,800
Warrants Exercisable, Weighted Average Exercise Price	$ 125.00
Warrants, exercise price at 125.00 | Minimum
EQUITY
Warrants Outstanding, Exercise Price	$ 125.00
Warrants, exercise price at 200.00
EQUITY
Warrants Outstanding, Exercise Price		$ 200.00
Warrants Outstanding	131,000
Weighted Average Remaining Contractual Life (Years)	2 years 7 months 9 days
Warrants Exercisable	131,000
Warrants Exercisable, Weighted Average Exercise Price	$ 200.00
Warrants, exercise price at 200.00 | Maximum
EQUITY
Warrants Outstanding, Exercise Price	$ 200.00